Mining assets (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Schedule of mining assets

	Note	Plant and Equipment	Mineral Property Acquisition and Development Costs	Exploration and Evaluation Projects	Total
Cost
Balance at December 31, 2024		$76,289	$161,957	$8,592	$246,838
Additions		40,134	20,836	144	61,114
Acquisitions	14	-	-	13,885	13,885
Change in restoration provisions	12	-	(3,884)	250	(3,634)
Asset disposals		(4,977)	-	(37)	(5,014)
Translation adjustment		(260)	614	668	1,022
Balance at December 31, 2025		111,186	179,523	23,502	314,211
Additions		45,489	26,936	1,130	73,555
Change in restoration provisions	12	-	(1,547)	7	(1,540)
Asset disposals		(1,102)	-	-	(1,102)
Translation adjustment		12,042	17,173	401	29,616
Balance at September 30, 2026		$167,615	$222,085	$25,040	$414,740

Accumulated Amortization
Balance at December 31, 2024		$10,190	$34,782	$-	$44,972
Amortization		1,515	441	-	1,956
Asset disposals		(3,872)	-	-	(3,872)
Translation adjustment		695	4,021	-	4,716
Balance at December 31, 2025		8,528	39,244	-	47,772
Amortization		1,065	50	-	1,115
Asset disposals		(256)	-	-	(256)
Translation adjustment		423	(17)	-	406
Balance at September 30, 2026		$9,760	$39,277	$-	$49,037

Carrying Value
Balance at December 31, 2025		$102,658	$140,279	$23,502	$266,439
Balance at September 30, 2026		$157,855	$182,808	$25,040	$365,703